2012 Separation Transaction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
2012 Separation Transaction
Loss on extinguishment of debt	$ 0	$ 453
Professional fees	6	191
Non-cash impairment charges	0	23
Information technology related costs	10	30
Employee compensation costs	4	91
Marketing costs	40	8
Interest expense	0	3
Other costs	1	40
Total Pre-Tax Separation Charges	61	839
Tax-related separation charges	22	264
Tax benefit on Pre-Tax Separation Charges	(13)	(10)
Total Separation Charges, net of tax benefit	70	1,093
Separation charges classified in continuing operations
Other expense, net	29	454	5
Continuing Operations
2012 Separation Transaction
Loss on extinguishment of debt	0	453
Professional fees	5	0
Non-cash impairment charges	0	23
Information technology related costs	10	0
Employee compensation costs	3	74
Marketing costs	40	3
Interest expense	0	0
Other costs	11	8
Total Pre-Tax Separation Charges	69	561
Tax-related separation charges	22	266
Tax benefit on Pre-Tax Separation Charges	(13)	(5)
Total Separation Charges, net of tax benefit	78	822
Separation charges classified in continuing operations
Selling, general and administrative expenses (SG&A)	61	4
Separation costs	8	71
Restructuring, asset impairment and divestiture charges (gains), net	0	33
Other expense, net	0	453
Discontinued Operations
2012 Separation Transaction
Loss on extinguishment of debt	0	0
Professional fees	1	191	24
Non-cash impairment charges	0	0
Information technology related costs	0	30
Employee compensation costs	1	17
Marketing costs	0	5
Interest expense	0	3
Other costs	(10)	32
Total Pre-Tax Separation Charges	(8)	278
Tax-related separation charges	0	(2)
Tax benefit on Pre-Tax Separation Charges	0	(5)
Total Separation Charges, net of tax benefit	$ (8)	$ 271